Stock Based Compensation - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Oct. 19, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)			4,500,000.0
Compensation expense	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the award as of the modification dates or grant date	11,324,218
Unrecognized compensation cost		33 months
Compensation expense	$ 569,831